COMMITMENTS AND CONTINGENCIES (Details Narrative 1)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 34,152
2017	34,152
2018	34,152
2019	$ 34,152